Schedule of Investments (unaudited)
August 31, 2026
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 Franklin New Jersey Municipal Income ETF

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 92.9%
American Samoa — 0.3%

American Samoa EDA Revenue, Series A	5.000%	9/1/38	$500,000	$499,859 (a)
California — 0.7%

Davis Joint, CA, USD, GO, Series 2020, BAM	3.000%	8/1/38	1,400,000	1,240,424
Delaware — 2.0%
Delaware River & Bay Authority, DE, Revenue:
Series 2022, Refunding	5.000%	1/1/38	410,000	434,119
Series 2022, Refunding	5.000%	1/1/40	1,865,000	1,954,929
Series A	5.000%	1/1/49	1,000,000	1,023,291
Total Delaware				3,412,339
Guam — 2.8%
Antonio B Won Pat, GU, International Airport Authority Revenue:
Series A	5.000%	10/1/34	100,000	105,720 (b)
Series A	5.250%	10/1/35	100,000	107,057 (b)
Series A	5.250%	10/1/37	175,000	185,005 (b)
Series A	5.250%	10/1/38	200,000	209,718 (b)
Series A	5.250%	10/1/40	200,000	206,313 (b)
Series A, Refunding	5.250%	10/1/35	265,000	281,712 (b)
Guam Government, Business Privilege Tax Revenue, Series F, Refunding	4.000%	1/1/42	1,400,000	1,288,169
Guam Government, Hotel Occupancy Tax Revenue, Series A, Refunding	5.000%	11/1/40	450,000	457,437
Guam Government, Waterworks Authority Revenue:
Water and Wastewater System, Series A	5.250%	7/1/50	600,000	604,943
Water and Wastewater System, Series A	5.500%	7/1/55	900,000	918,465
Water and Wastewater System, Series A, Refunding	5.000%	1/1/46	535,000	538,550
Total Guam				4,903,089
Missouri — 0.8%

Kansas City, MO, IDA, Airport System Revenue, Kansas City International Airport Terminal Modernization Project, Series A	4.000%	3/1/45	1,520,000	1,359,870 (b)
New Jersey — 74.6%
Atlantic City, NJ, GO:
Series A, Refunding, BAM, State Aid Withholding	5.000%	3/1/42	1,000,000	1,002,676
Series B, AG, State Aid Withholding	5.000%	3/1/37	1,000,000	1,005,413
Atlantic County, NJ, Improvement Authority Revenue:
Atlantic City Campus Phase II Project, Series A, AG	4.000%	7/1/47	750,000	699,930
Atlantic City Campus Phase II Project, Series A, AG	4.000%	7/1/53	600,000	538,450
Camden County, NJ, Improvement Authority Revenue:
Camden Prep High School Project, Series 2022	5.000%	7/15/42	1,180,000	1,148,820 (a)
Cooper Norcross Academy, Series 2022	6.000%	6/15/62	1,000,000	1,022,934
County Capital Program, Series B, Refunding, County GTD	5.000%	1/15/38	475,000	516,753
County Capital Program, Series B, Refunding, County GTD	5.000%	1/15/39	250,000	269,050
County Capital Program, Series B, Refunding, County GTD	5.000%	1/15/40	200,000	213,433
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue:
Series A, Refunding, AG	5.000%	11/1/40	1,285,000	1,337,561
Series A, Refunding, AG	5.000%	11/1/41	1,100,000	1,141,342
Series A, Refunding, AG	5.000%	11/1/42	1,340,000	1,386,536
Series B, AG	5.000%	11/1/38	200,000	211,725
See Notes to Schedule of Investments.

Franklin New Jersey Municipal Income ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin New Jersey Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New Jersey — continued
Essex County, NJ, Improvement Authority Revenue:
North Star Academy Charter School of Newark Inc., Series 2020	4.000%	7/15/40	$825,000	$737,582 (a)
North Star Academy Charter School of Newark Inc., Series A, Refunding	5.000%	7/15/54	500,000	468,165 (a)
North Star Academy Charter School of Newark Inc., Series A, Refunding	5.000%	7/15/64	775,000	707,654 (a)
The Friends of Team Charter Schools Inc., Series 2021	4.000%	6/15/56	1,500,000	1,211,083
Gloucester County, NJ, Improvement Authority Revenue:
Rowan University Projects, BAM	5.000%	7/1/54	3,000,000	3,024,385
Rowan University Projects, Refunding	5.000%	7/1/44	225,000	237,671
Hudson County, NJ, Improvement Authority Revenue:
Hudson County Courthouse Project, Series 2020	3.000%	10/1/35	3,500,000	3,239,291
Series 2019, Refunding, County GTD	4.000%	1/1/35	800,000	805,669
Jersey City Municipal Utilities Authority, NJ, Sewer Revenue:
Series D, Refunding, BAM	5.000%	10/15/51	1,500,000	1,554,325
Series D, Refunding, BAM	5.000%	10/15/56	1,150,000	1,182,017
Series E, Refunding, BAM, Municipal Government GTD	5.750%	10/15/55	750,000	810,251
Middlesex County, NJ, Improvement Authority Revenue:
Health and Life Science Exchange H-3 Project, Series 2026	5.950%	6/1/61	500,000	507,247 (a)
Health and Life Science Exchange H-3 Project, Series 2026	7.125%	6/1/61	500,000	505,554 (a)
Monmouth County, NJ, Improvement Authority Revenue:
Refunding	5.000%	12/1/40	500,000	536,530
Refunding	5.000%	12/1/42	500,000	532,422
New Jersey State EDA Revenue:
Foundation Academy Charter School Project, Series A	5.000%	7/1/38	300,000	300,016
Foundation Academy Charter School Project, Series A	5.000%	7/1/50	1,000,000	917,596
Middlesex Water Company Project	4.000%	8/1/59	1,000,000	822,836 (b)
Natural Gas Facilities Revenue, Series C, Refunding	3.750%	4/1/33	250,000	249,397 (b)(c)(d)
New Jersey Transit Corp. Project, Series B, Refunding	5.000%	11/1/26	1,000,000	1,003,858
North Star Academy Charter School of Newark Inc. Project	5.000%	7/15/47	1,000,000	960,704
Portal North Bridge Project, Series A	5.250%	11/1/42	1,350,000	1,417,598
Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Refunding, AG	5.000%	6/1/37	1,750,000	1,766,858
School Facilities Construction, Series AAA	5.000%	6/15/36	550,000	553,982 (e)
School Facilities Construction, Series MMM, Refunding	4.000%	6/15/35	1,000,000	1,003,202
School Facilities Construction, Series MMM, Refunding	4.000%	6/15/36	1,500,000	1,498,590
School Facilities Construction, Series SSS, Refunding	5.250%	6/15/39	1,250,000	1,349,957
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	1,800,000	1,814,058 (b)
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/47	2,015,000	2,004,581 (b)
The Seeing Eye Inc. Project, Refunding	5.000%	6/1/32	1,500,000	1,529,798
Umm Energy Partners LLC Project, Series A	4.750%	6/15/32	1,000,000	1,000,170 (b)
New Jersey State EFA Revenue:
College of New Jersey, Series G, Unrefunded	5.000%	7/1/30	616,000	616,945
Higher Education Capital Improvement Fund, Series A	5.250%	9/1/53	3,100,000	3,183,678
Kean University Issue, Series B, Refunding, BAM	5.000%	7/1/42	500,000	534,463
Kean University Issue, Series B, Refunding, BAM	5.000%	7/1/51	2,500,000	2,585,768
Kean University Issue, Series B, Refunding, BAM	5.250%	7/1/56	1,000,000	1,046,922
Princeton University, Series A-2	5.000%	3/1/43	1,500,000	1,594,811
See Notes to Schedule of Investments.

Franklin New Jersey Municipal Income ETF 2026 Quarterly Report

 Franklin New Jersey Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New Jersey — continued
Seton Hall University, Series C, AG	4.000%	7/1/50	$250,000	$226,513
Stevens Institute of Technology, Green Bonds, Series A	4.000%	7/1/50	3,000,000	2,533,416
Stevens Institute of Technology, Series A, Refunding	5.000%	7/1/35	1,200,000	1,212,536
The William Paterson University of New Jersey, AG	5.000%	7/1/32	175,000	187,242
The William Paterson University of New Jersey, AG	5.000%	7/1/33	225,000	239,698
The William Paterson University of New Jersey, AG	3.000%	7/1/34	125,000	116,095
The William Paterson University of New Jersey, AG	3.000%	7/1/35	200,000	182,127
The William Paterson University of New Jersey, AG	4.000%	7/1/38	265,000	262,636
The William Paterson University of New Jersey, AG	3.000%	7/1/40	275,000	223,681
New Jersey State Environmental Infrastructure Revenue:
Green Bonds, Series A-1	5.000%	9/1/51	1,300,000	1,359,461
Green Bonds, Series A-2	5.000%	9/1/52	500,000	513,057
New Jersey State Health Care Facilities Financing Authority Revenue:
Inspira Health Obligated Group	5.000%	7/1/42	1,000,000	1,006,831
Inspira Health Obligated Group, Series A, Refunding	5.250%	7/1/54	3,130,000	3,246,938
Princeton Healthcare System, Series A, Refunding	5.000%	7/1/39	1,080,000	1,080,480
RWJ Barnabas Health Obligated Group	3.000%	7/1/51	1,750,000	1,240,089
RWJ Barnabas Health Obligated Group, Series A	5.000%	7/1/41	1,500,000	1,579,445
RWJ Barnabas Health Obligated Group, Series A	5.250%	7/1/54	1,135,000	1,169,894
RWJ Barnabas Health Obligation Group, Series A, Refunding	5.500%	7/1/38	1,250,000	1,427,111
Series A, Unrefunded	5.000%	7/1/27	5,000	5,009
St. Joseph’s Healthcare System Obligated Group, Refunding	5.000%	7/1/41	2,015,000	2,015,289
Valley Health System Obligated Group	4.000%	7/1/36	1,000,000	996,582
Valley Health System Obligated Group	4.000%	7/1/38	1,000,000	976,550
New Jersey State Higher Education, Student Assistance Authority Revenue:
Series 1A, Refunding	5.000%	12/1/35	1,500,000	1,599,684 (b)
Series 1C, Refunding	5.500%	12/1/55	1,500,000	1,503,357 (b)
Series A, Refunding	4.250%	12/1/46	1,000,000	969,608 (b)
Series B, Refunding	5.250%	12/1/56	1,300,000	1,246,452 (b)
New Jersey State Housing & Mortgage Finance Agency, MFH Revenue:
Series A, FNMA - Collateralized	4.550%	5/1/41	745,000	721,779
Series A-1, GNMA - Collateralized HUD Section 8	5.000%	1/20/66	1,875,000	1,787,644
Sustainable Bonds, Series D-1, GNMA / FNMA / FHLMC	5.100%	11/1/45	500,000	508,265
New Jersey State Housing & Mortgage Finance Agency, Single Family Housing Revenue:
Series A, Refunding	4.500%	10/1/48	270,000	273,102
Sustainable Bonds, Series M	5.050%	10/1/45	490,000	493,607
New Jersey State Institute of Technology, GO:
Series A, Refunding, BAM	5.000%	7/1/44	500,000	532,331
Series A, Refunding, BAM	5.250%	7/1/55	750,000	784,670
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series A	0.000%	12/15/33	2,500,000	1,918,181
Transportation Program, Series A, Refunding	5.000%	12/15/34	1,000,000	1,034,130
Transportation Program, Series AA	5.250%	6/15/41	2,000,000	2,002,469
Transportation Program, Series AA	5.000%	6/15/50	1,000,000	1,016,771
Transportation Program, Series AA	5.000%	6/15/55	1,250,000	1,260,249
See Notes to Schedule of Investments.

Franklin New Jersey Municipal Income ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin New Jersey Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New Jersey — continued
Transportation Program, Series AA, Refunding	4.250%	6/15/44	$1,000,000	$946,759
Transportation Program, Series CC	5.250%	6/15/50	5,000,000	5,178,500
Transportation Program, Series CC	5.500%	6/15/50	500,000	572,398 (e)
New Jersey State Turnpike Authority Revenue:
Series A	5.250%	1/1/50	1,000,000	1,045,162
Series A	5.250%	1/1/55	1,250,000	1,302,193
Series A-1	5.000%	1/1/46	1,000,000	1,046,096
Series B	5.250%	1/1/49	1,500,000	1,562,450
Series B	4.125%	1/1/54	1,000,000	925,463
Series C, Refunding	5.000%	1/1/42	1,000,000	1,049,884
Series C, Refunding	5.000%	1/1/45	1,500,000	1,557,535
New Jersey State, GO:
COVID-19 Emergency Bonds, Series A	3.000%	6/1/32	2,000,000	1,959,347
COVID-19 Emergency Bonds, Series A	4.000%	6/1/32	1,000,000	1,047,197
North Bergen Township Municipal Authority, NJ, Revenue:
Series 2007, Refunding, NATL	0.000%	12/15/26	1,000,000	991,281
Series 2007, Refunding, NATL	0.000%	12/15/27	1,005,000	965,545
Passaic County, NJ, Improvement Authority Revenue:
Community Charter School of Paterson Project, Series A	5.000%	1/1/60	215,000	192,596
Paterson Arts and Science Charter School Project, Series 2023	5.250%	7/1/43	870,000	864,837
Paterson Charter School for Science and Technology Inc. Project	4.125%	7/1/33	120,000	120,847
Paterson Charter School for Science and Technology Inc. Project	4.500%	7/1/40	200,000	191,865
Paterson Charter School for Science and Technology Inc. Project	5.000%	7/1/44	125,000	122,289
Salem County, NJ, Improvement Authority, City GTD Revenue:
Finlaw State Office Building Project, Series 2021, Refunding, AG, Municipal Government GTD	4.000%	8/15/37	525,000	501,606
Finlaw State Office Building Project, Series 2021, Refunding, AG, Municipal Government GTD	4.000%	8/15/42	350,000	318,302
Finlaw State Office Building Project, Series 2021, Refunding, AG, Municipal Government GTD	4.000%	8/15/48	400,000	349,898
South Jersey Port Corp., NJ, Subordinated Marine Terminal Revenue:
Series B	5.000%	1/1/34	65,000	65,965 (b)
Series B	5.000%	1/1/37	175,000	176,792 (b)
Series B	5.000%	1/1/42	225,000	225,589 (b)
Series B	5.000%	1/1/48	875,000	866,751 (b)
South Jersey Transportation Authority, NJ, Transportation System Revenue:
Series A	5.000%	11/1/45	950,000	965,580
Series A	5.250%	11/1/52	2,500,000	2,559,151
Series A, Refunding, BAM	4.000%	11/1/39	1,700,000	1,642,258
Series A, Refunding, BAM	5.000%	11/1/39	1,000,000	1,066,812
Sussex County Municipal Utilities Authority, NJ, Wastewater Facilities Revenue, Series B, AG, County GTD	0.000%	12/1/30	1,500,000	1,308,126
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.000%	6/1/36	1,500,000	1,528,992
Township of Piscataway, NJ, GO, General Improvement Bonds, Refunding	2.000%	10/15/35	650,000	529,696
Township of Union County, NJ, GO, Series 2022, Refunding	2.000%	1/15/32	1,120,000	999,941
See Notes to Schedule of Investments.

Franklin New Jersey Municipal Income ETF 2026 Quarterly Report

 Franklin New Jersey Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New Jersey — continued
Union County, NJ, Improvement Authority Revenue, City of Plainfield-Park Madison Redevelopment Project, Series A, Refunding	5.000%	3/1/34	$750,000	$802,924
Total New Jersey				129,313,863
New York — 5.6%
Monroe County, NY, IDR, Series A, FNMA - HUD Section 8	4.720%	1/1/44	600,000	571,733
Port Authority of New York & New Jersey Revenue:
Consolidated Series 207, Refunding	5.000%	9/15/29	550,000	565,204 (b)
Consolidated Series 217	5.000%	11/1/44	2,000,000	2,067,071
Consolidated Series 248, Refunding	5.000%	1/15/55	1,000,000	1,022,032
Consolidated Series 250, Refunding	5.250%	10/15/51	500,000	526,290
Consolidated Series 93	6.125%	6/1/94	5,000,000	5,009,127
Total New York				9,761,457
Pennsylvania — 1.9%
Delaware River Joint Toll Bridge Commission, PA & NJ, Bridge System Revenue:
Series A	5.000%	7/1/44	500,000	512,430
Series A	5.250%	7/1/51	2,600,000	2,740,234
Total Pennsylvania				3,252,664
Puerto Rico — 1.7%
Municipality of San Juan Puerto Rico, GO, Series A	5.250%	7/1/41	190,000	199,125
Puerto Rico Commonwealth, GO:
Restructured, Series A-1	4.000%	7/1/37	850,000	824,476
Restructured, Series A-1	4.000%	7/1/41	500,000	464,410
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Restructured, Series A-1	4.750%	7/1/53	1,500,000	1,419,425
Total Puerto Rico				2,907,436
Texas — 2.3%
Bastrop, TX, ISD, GO, Unlimited Tax, School Building Bonds, Series 2023, PSF - GTD	5.000%	2/15/53	2,600,000	2,623,504
Beaumont, TX, Housing Authority Revenue, Residential Development Senior Lien, Series A	6.500%	7/1/55	300,000	292,491 (a)
Texas State Water Development Board, State Water Implementation Revenue Fund for Texas Revenue, Series 2022	5.000%	10/15/57	1,100,000	1,114,323
Total Texas				4,030,318
U.S. Virgin Islands — 0.2%
U.S. Virgin Islands Matching Fund Special Purpose Securitization Corp. Revenue, Series A, Refunding	5.000%	10/1/30	330,000	343,145
Total Investments before Short-Term Investments (Cost — $165,150,111)				161,024,464
			Shares
Short-Term Investments — 5.9%
Money Market Funds — 4.8%
Putnam Government Money Market Fund, Class P Shares (Cost — $8,338,978)	3.420%		8,338,978	8,338,978 (f)(g)
See Notes to Schedule of Investments.

Franklin New Jersey Municipal Income ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin New Jersey Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 1.1%
New Jersey — 1.1%
New Jersey State Health Care Facilities Financing Authority Revenue, Series C, LOC - JPMorgan Chase & Co. (Cost — $1,885,000)	2.400%	7/1/43	$1,885,000	$1,885,000 (h)(i)

Total Short-Term Investments (Cost — $10,223,978)				10,223,978
Total Investments — 98.8% (Cost — $175,374,089)				171,248,442
Other Assets in Excess of Liabilities — 1.2%				2,132,667
Total Net Assets — 100.0%				$173,381,109

(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(c)	Maturity date shown represents the mandatory tender date.
(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(f)	Rate shown is one-day yield as of the end of the reporting period.
(g)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2026, the total market value of investments in Affiliated Companies was $8,338,978 and the cost was $8,338,978 (Note 2).

(h)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The
SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s
Short-term Obligation Rate Transparency System.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
EDA	—	Economic Development Authority
EFA	—	Educational Facilities Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
HUD	—	Housing & Urban Development
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
ISD	—	Independent School District
LOC	—	Letter of Credit
MFH	—	Multi-Family Housing
NATL	—	National Public Finance Guarantee Corporation — Insured Bonds
PSF	—	Permanent School Fund
USD	—	Unified School District
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Franklin New Jersey Municipal Income ETF 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Franklin New Jersey Municipal Income ETF (the “Fund”) is a separate diversified investment series of Putnam ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on NAV, shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NYSE Arca, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

Franklin New Jersey Municipal Income ETF 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds†	—	$161,024,464	—	$161,024,464
Short-Term Investments†:
Money Market Funds	$8,338,978	—	—	8,338,978
Municipal Bonds	—	1,885,000	—	1,885,000
Total Short-Term Investments	8,338,978	1,885,000	—	10,223,978
Total Investments	$8,338,978	$162,909,464	—	$171,248,442

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended August 31, 2026. The following transactions were effected in such company for the period ended August 31, 2026.

	Affiliate Value at May 31, 2026	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Putnam Government Money Market Fund, Class P Shares	$8,457,759	$21,736,669	21,736,669	$21,855,450	21,855,450

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2026
Putnam Government Money Market Fund, Class P Shares	—	$66,398	—	$8,338,978

Franklin New Jersey Municipal Income ETF 2026 Quarterly Report